Other items from operating activities - Other income and other expense (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other items from operating activities
Gains on disposal of assets				$ 2,244	$ 890	$ 961
Foreign exchange gains				379	227	746
Other				226	195	530
OTHER INCOME				2,849	1,312	2,237
Losses on disposal of assets				(2,613)	(436)	(52)
Foreign exchange losses				(1,023)	(702)	(320)
Amortization of other intangible assets (excl. mineral interests)				(430)	(448)	(343)
Other				(3,278)	(731)	(791)
OTHER EXPENSE				(7,344)	(2,317)	(1,506)
Restructuring charges					288	312
Impairment of non-consolidated shares and povisions for financial risk					$ 238
Impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates						$ 64
Integrated Gas, Renewables & Power
Other items from operating activities
Gain on reevaluation of retained interest on partial disposal of subsidiary				1,461
Novatek | Exploration & Production
Other items from operating activities
Recycling of accumulated foreign exchange losses accumulated in equity				$ 2,384
SunPower Corporation | Subsidiary that holds ownership in SunPower Corporation
Other items from operating activities
Percentage of ownership interest in subsidiary	50.50%	50.50%	50.50%